Jensen Quality Growth Fund
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Beverages - 3.6%
PepsiCo, Inc.	1,875,000	$287,756,250

Chemicals - 1.9%
Sherwin-Williams Co.	413,000	149,617,510

Commercial Services & Supplies - 5.1%
Copart, Inc. (a)	2,584,000	141,603,200
Waste Management, Inc.	1,135,000	264,205,300
		405,808,500

Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp. - Class A	1,724,000	114,818,400

Financial Services - 4.9%
Mastercard, Inc. - Class A	684,000	394,196,040

Health Care Equipment & Supplies - 6.3%
Stryker Corp.	1,305,000	503,977,950

Health Care Providers & Services - 3.2%
UnitedHealth Group, Inc.	543,000	257,903,280

Hotels, Restaurants & Leisure - 1.8%
McDonald's Corp.	474,000	146,148,420

Household Products - 2.8%
Procter & Gamble Co.	1,282,000	222,862,880

Insurance - 6.9%
Marsh & McLennan Cos., Inc.	2,327,000	553,453,680

Interactive Media & Services - 5.2%
Alphabet, Inc. - Class A	2,424,000	412,758,720

IT Services - 6.9%
Accenture PLC - Class A	1,593,000	555,160,500

Pharmaceuticals - 5.9%
Johnson & Johnson	1,180,000	194,723,600
Zoetis, Inc.	1,640,000	274,273,600
		468,997,200

Professional Services - 12.1%
Automatic Data Processing, Inc.	1,191,000	375,379,380
Broadridge Financial Solutions, Inc.	1,223,000	295,012,060
Equifax, Inc.	847,000	207,684,400
Verisk Analytics, Inc.	308,000	91,448,280
		969,524,120

Semiconductors & Semiconductor Equipment - 6.2%
KLA Corp.	410,000	290,624,400
Texas Instruments, Inc.	1,042,000	204,221,580
		494,845,980

Software - 14.0%
Cadence Design Systems, Inc. (a)	333,000	83,416,500
Intuit, Inc.	745,000	457,310,800
Microsoft Corp.	1,472,000	584,369,280
		1,125,096,580

Specialty Retail - 1.8%
Home Depot, Inc.	371,000	147,138,600

Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	2,496,000	603,632,640

Textiles, Apparel & Luxury Goods - 2.0%
NIKE, Inc. - Class B	2,013,000	159,892,590
TOTAL COMMON STOCKS (Cost $3,536,557,385)		7,973,589,840

SHORT-TERM INVESTMENTS - 0.9%		Value
Money Market Funds - 0.9%	Shares
First American Treasury Obligations Fund - Class X, 4.28% (b)	68,862,164	68,862,164
TOTAL SHORT-TERM INVESTMENTS (Cost $68,862,164)		68,862,164

TOTAL INVESTMENTS - 100.4% (Cost $3,605,419,549)		8,042,452,004
Liabilities in Excess of Other Assets - (0.4)%		(28,227,922)
TOTAL NET ASSETS - 100.0%		$8,014,224,082
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Jensen Quality Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,973,589,840	$–	$–	$7,973,589,840
Money Market Funds	68,862,164	–	–	68,862,164
Total Investments	$8,042,452,004	$–	$–	$8,042,452,004

Refer to the Schedule of Investments for further disaggregation of investment categories.